FINANCIAL INSTRUMENTS (Details) ¥ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt instruments at amortized cost:
Bills receivable					¥ 8,500
Financial assets, class [member]
Debt instruments at amortized cost:
Accounts receivable: current					46,760
Accounts receivable: non-current					10,520
Financial assets included in other receivables		¥ 3		3	82,406
Bills receivable					8,500
Total		3		3	148,186
Total Current		3		3	137,666
Total Non-current					¥ 10,520